Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We are committed to ensuring that stock option awards granted pursuant to our equity incentive plans are granted in a manner that is fair, transparent and compliant with securities laws. With that aim, the Board of Directors approved the Company’s Option Grant Policy (the “Option Grant Policy”) on March 19, 2025, providing for awards of stock options to be appropriately timed to prevent the appearance of impropriety and to avoid granting options while in possession in MNPI. The Option Grant Policy is designed to help ensure that the Company responsibly manages the timing of stock option awards in relation to MNPI, fostering a culture of compliance and transparency. By adhering to these procedures, the Company protects its reputation, aligns with regulatory requirements and upholds the interests of our stockholders.

Under the Option Grant Policy, the Company shall conduct regular assessments of potential MNPI through quarterly reviews conducted by the Chief Financial Officer. In addition, the Chief Financial Officer will implement blackout periods in collaboration with the Chief Executive Officer and Board of Directors during which no option awards can be granted. These blackout periods will generally cover the following:

●	market closing on the date that is the trading day prior to the end of each fiscal quarter until market closing on the first full day of trading following the release of the Company’s quarterly earnings; and

●	any time the Company possesses MNPI, which may include pending mergers, acquisitions, or significant financial results.

Option awards shall be granted by the Board of Directors on pre-established dates that occur outside of blackout periods. These dates must be documented and communicated in advance to relevant stakeholders; and all option grants must be approved by the Compensation Committee and documented in the minutes of the meeting. During the year ended December 31, 2025, we did not grant any stock options.

Award Timing, How MNPI Considered [Text Block]	These dates must be documented and communicated in advance to relevant stakeholders; and all option grants must be approved by the Compensation Committee and documented in the minutes of the meeting.
MNPI Disclosure Timed for Compensation Value [Flag]	true